Cash and Cash Equivalents and Restricted Cash	6 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and cash equivalents and restricted cash
4.	Cash and cash equivalents and restricted cash

Cash and cash equivalents and restricted cash mentioned below maintained at banks consist of the following:

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
RMB denominated bank deposits with:
Financial institutions in the PRC	27,315	13,156
HKD denominated bank deposits with:
Financial institutions in Hong Kong	471	226
U.S. dollar denominated bank deposits with:
Financial institutions in Hong Kong	3,286	3,650
Financial institutions in the PRC	1,587	728
Total	32,659	17,760

The Group has not experienced any losses in uninsured bank deposits and does not believe that it is exposed to any significant risks on cash held in bank accounts.